FINANCIAL INSTRUMENTS (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Positive working capital	$ 27,612,457	$ 40,510,006